Segment Information - Reconciliation of Investment Income to Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net investment income	$ 2,914	$ 2,510	$ 2,333
Operating Segments
Segment Reporting Information [Line Items]
Net investment income	3,030	2,610	2,538
Operating Segments | Retirement Services
Segment Reporting Information [Line Items]
Net investment income	2,953	2,574	2,483
Operating Segments | Corporate and Other
Segment Reporting Information [Line Items]
Net investment income	77	36	55
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Reinsurance embedded derivative impacts	(189)	(84)	(67)
Net VIE earnings	(1)	(67)	(146)
Alternative income (gains) losses	39	42	(4)
Other	35	9	12
Net investment income	$ (116)	$ (100)	$ (205)